Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 07, 2013	Jun. 30, 2012
Document And Entity Information
Entity Registrant Name	ACE MARKETING & PROMOTIONS INC
Entity Central Index Key	0001084267
Document Type	S-1
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 13,406,000
Entity Common Stock, Shares Outstanding		34,230,252
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012

Condensed Consolidated Balance Sheets (USD $) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current Assets:
Cash and cash equivalents	$ 362,598	$ 605,563
Accounts receivable, net of allowance for doubtful accounts of $20,000 at 2012 and 2011, respectively	444,262	534,924
Prepaid expenses and other current assets	263,575	342,641
Total Current Assets	1,070,435	1,483,128
Property and Equipment, net	748,234	714,865
Other Assets	27,501	7,745
Total Assets	1,846,170	2,205,738
Current Liabilities:
Accounts payable	348,712	399,924
Accrued expenses	160,098	121,821
Total Current Liabilities	508,810	521,745
Long Term Liability Note Payable	298,376
Commitments and Contingencies
Stockholders' Equity:
Preferred Stock, $.0001 par value; 5,000,000 shares authorized, 220,000 and 0 shares issued and outstanding at December 31, 2012 and December 31, 2011 respectively	22
Common stock, $.0001 par value; 100,000,000 shares authorized; 30,252,938 and 23,284,236 shares issued and outstanding at 2012 and 2011, respectively	3,025	2,328
Additional paid-in capital	14,485,740	10,997,407
Accumulated deficit	(13,418,302)	(9,284,241)
CommonStockholdersEquity	1,070,485	1,715,494
Less: Treasury Stock, at cost, 23,334 shares	(31,501)	(31,501)
Total Stockholders' Equity	1,038,984	1,683,993
Total Liabilities and Stockholders' Equity	$ 1,846,170	$ 2,205,738

Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Allowance for doubtful accounts (in Dollars)	$ 20,000	$ 20,000
Preferred Stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred Stock shares authorized	5,000,000	5,000,000
Preferred Stock shares issued	220,000	0
Preferred stock shares outstanding	220,000	0
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock shares authorized	100,000,000	100,000,000
Common stock shares issued	30,252,938	23,284,236
Common stock outstanding	30,252,938	23,284,236
Treasury Stock shares	23,334	23,334

Condensed Consolidated Statements of Operations (Unaudited) (USD $) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
Revenues, net	$ 2,890,652	$ 3,243,318
Cost of Revenues	2,170,265	2,417,834
Gross Profit	720,387	825,484
Operating Expenses:
Selling, general and administrative expenses	4,667,122	3,033,448
Total Operating Expenses	4,667,122	3,033,448
Loss from Operations	(3,946,735)	(2,207,964)
Other Income (Expense):
Interest expense	(62,689)	(2,177)
Beneficial Conversion Feature	(120,254)
Interest income	436	633
Loss on abandonment of fixed assets	(4,819)
Total Other Income (Expense)	(187,326)	(1,544)
Net Loss	$ (4,134,061)	$ (2,209,508)
Net Loss Per Common Share:
Basic	$ (0.16)	$ (0.11)
Weighted Average Common Shares Outstanding:
Basic	26,216,795	20,566,338

Condensed Consolidated Statement of Stockholders' Equity (USD $)	Total	Preferred Stock	Common Stock	Additional Paid-In Capital	(Deficit)	Treasury Stock
Beginning Balance, Amount at Dec. 31, 2010	$ 1,196,215		$ 1,683	$ 8,300,766	$ (7,074,733)	$ (31,501)
Beginning Balance, Shares at Dec. 31, 2010			16,834,260			23,334
Stock Purchase, Shares			5,616,666
Stock Purchase, Amount	2,222,727		562	2,222,165
Warrant Grant, Shares			134,810
Warrant Grant, Amount	25,522		13	25,509
Stock Grant, Shares			698,500
Stock Grant, Amount	141,153		70	141,083
Stock Compensation	307,884			307,884
Net Loss	(2,209,508)				(2,209,508)
Ending Balance, Amount at Dec. 31, 2011	1,683,993		2,328	10,997,407	(9,284,241)	(31,501)
Ending Balance, Shares at Dec. 31, 2011			23,284,236			23,334
Stock Purchase, Shares			4,208,872
Stock Purchase, Amount	1,752,240		434	1,751,806
Warrant Grant, Amount	50,684			50,684
Stock Grant, Shares			1,926,496
Stock Grant, Amount	1,210,911		179	1,210,732
Stock Purchase Preferred, Shares		470,000
Stock Purchase Preferred, Amount	470,000	47		469,953
Conversion of preferred stock, Shares		(250,000)	833,334
Conversion of preferred stock, Amount		(25)	84	(59)
Option Grant, Shares		219,647
Option Grant, Amount	219,647
Beneficial Conversion Feature	120,254			120,254
Closing costs on equity issuance	(334,684)			(334,684)
Net Loss	(4,134,061)				(4,134,061)
Ending Balance, Amount at Dec. 31, 2012	$ 1,038,984	$ 22	$ 3,025	$ 14,485,740	$ (13,418,302)	$ (31,501)
Ending Balance, Shares at Dec. 31, 2012		220,000	30,252,938			23,334

Condensed Consolidated Statements of Cash Flows (USD $) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Cash Flows from Operating Activities:
Net loss	$ (4,134,061)	$ (2,209,508)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	233,825	129,607
Stock-based compensation	1,481,242	474,556
Beneficial Conversion Feature	120,254
Amortization of deferred financing costs	32,851
Abandonment of assets	4,819
(Increase) decrease in operating assets:
Accounts receivable	90,662	(236,032)
Prepaid expenses and other assets	59,310	(124,304)
Increase (decrease) in operating liabilities:
Accounts payable and accrued expenses	(12,935)	179,680
Total adjustments	2,010,028	423,507
Net Cash Used in Operating Activities	(2,124,033)	(1,786,001)
Cash Flows from Investing Activities:
Acquisition of property and equipment	(272,013)	(594,744)
Net Cash Used in Investing Activities	(272,013)	(594,744)
Cash Flows from Financing Activities:
Proceeds from Loan	265,525
Proceeds from issuance of stock	1,887,556	2,222,727
Net Cash Provided by Financing Activities	2,153,081	2,222,727
Net Increase (Decrease) in Cash and Cash Equivalents	(242,965)	(158,018)
Cash and Cash Equivalents, beginning of period	605,563	763,581
Cash and Cash Equivalents, end of period	362,598	605,563
Supplemental Information:
Cash paid for interest	62,689	2,177
Cash paid for taxes

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NATURE OF OPERATIONS - Ace Marketing & Promotions, Inc. (the "Company") is a full service advertising specialties and promotional products company that distributes items typically with logos to large corporations, schools and universities, financial institutions and not-for-profit organizations. Specific categories of promotional products include advertising specialties, business gifts, incentives and awards, and premiums.

In Fiscal 2008, the Company became an authorized distributor, provider and reseller of mobile advertising solutions. To date, the Company has not generated any significant revenue from this segment.

PRINCIPLES OF CONSOLIDATION - The accompanying consolidated financial statements include the accounts of Ace Marketing & Promotions, Inc. and its wholly owned subsidiary, Mobiquity Networks, Inc.  All intercompany accounts and transactions have been eliminated in consolidation.

REVENUE RECOGNITION - Revenue is recognized when title and risk of loss transfers to the customer and the earnings process is complete. In general, title passes to our customers upon the customer's receipt of the merchandise. Revenue is recognized on a gross basis since the Company has the risks and rewards of ownership, latitude in selection of vendors and pricing, and bears all credit risk. Advance payments made by customers are included in customer deposits.

The Company records all shipping and handling fees billed to customers as revenues and related costs as cost of goods sold, when incurred.

Additional source of revenue, derived from emails/texts directly to consumers are recognized under contractual arrangements. Revenue from this advertising method is recognized at the time of service provided.

ALLOWANCE FOR DOUBTFUL ACCOUNTS - Management must make estimates of the uncollectability of accounts receivable. Management specifically analyzes accounts receivable and analyzes historical bad debts, customer concentrations, customer credit-worthiness, current economic trends and changes in customer payment terms when evaluating the adequacy of the allowance for doubtful accounts.

PROPERTY AND EQUIPMENT - Property and equipment are stated at cost. Depreciation is provided using the straight-line method over the estimated useful lives of the related assets. Leasehold improvements are being amortized using the straight-line method over the estimated useful lives of the related assets or the remaining term of the lease. The costs of additions and improvements, which substantially extend the useful life of a particular asset, are capitalized. Repair and maintenance costs are charged to expense. When assets are sold or otherwise disposed of, the cost and related accumulated depreciation are removed from the account and the gain or loss on disposition is reflected in operating income.

CONCENTRATION OF CREDIT RISK - Financial instruments, which potentially subject the Company to concentrations of credit risk, consist principally of trade receivables and cash and cash equivalents.

Concentration of credit risk with respect to trade receivables is generally diversified due to the large number of entities comprising the Company's customer base and their dispersion across geographic areas principally within the United States. The Company routinely addresses the financial strength of its customers and, as a consequence, believes that its receivable credit risk exposure is limited.

The Company places its temporary cash investments with high credit quality financial institutions. At times, the Company maintains bank account balances, which exceed FDIC limits. The Company has not experienced any losses in such accounts and believes that it is not exposed to any significant credit risk on cash. Management does not believe significant credit risk exists at December 31, 2012 and 2011.

CASH AND CASH EQUIVALENTS - The Company considers all highly liquid debt instruments with a maturity of three months or less, as well as bank money market accounts, to be cash equivalents.

ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NET INCOME PER SHARE - Basic net income per share is computed by dividing income available to common shareholders by the weighted-average number of common shares outstanding. Diluted earnings per share reflect, in periods in which they have a dilutive effect, the impact of common shares issuable upon exercise of stock options. The number of common shares potentially issuable upon the exercise of certain options and warrants that were excluded from the diluted loss per common share calculation was approximately 18,895,000 and 16,100,000 because they are anti-dilutive, as a result of a net loss for the years ended December 31, 2012 and 2011, respectively.

Fair Value of Financial Instruments

Effective January 1, 2008, the Company adopted FASB ASC 820, “Fair Value Measurements and Disclosures” (“ASC 820”), for assets and liabilities measured at fair value on a recurring basis. ASC 820 establishes a common definition for fair value to be applied to existing generally accepted accounting principles that require the use of fair value measurements, and establishes a framework for measuring fair value and expands disclosure about such fair value measurements. The adoption of ASC 820 did not have an impact on the Company’s financial position or operating results, but did expand certain disclosures.

ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Additionally, ASC 820 requires the use of valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. These inputs are prioritized below:

Level 1:	Observable inputs such as quoted market prices in active markets for identical assets or liabilities
Level 2:	Observable market-based inputs or unobservable inputs that are corroborated by market data
Level 3:	Unobservable inputs for which there is little or no market data, which require the use of the reporting entity’s own assumptions.

Cash and cash equivalents include money market securities that are considered to be highly liquid and easily tradable as of December 31, 2012 and 2011. These securities are valued using inputs observable in active markets for identical securities and are therefore classified as Level 1 within our fair value hierarchy.

The carrying amounts of financial instruments, including cash, accounts receivable, accounts payable and accrued liabilities, and promissory note, approximated fair value as of December 31, 2012 and 2011 , because of the relatively short-term maturity of these instruments and their market interest rates.

ADVERTISING COSTS - Advertising costs are expensed as incurred. For the years ended December 31, 2011 and 2012 there were no expenses for 2011, in 2012 costs were $1,404.

ACCOUNTING FOR STOCK BASED COMPENSATION. Stock based compensation cost is measured at the grant date fair value of the award and is recognized as expense over the requisite service period.  The Company uses the Black-Sholes option-pricing model to determine fair value of the awards, which involves certain subjective assumptions.  These assumptions include estimating the length of time employees will retain their vested stock options before exercising them (“expected term”), the estimated volatility of the Company’s common stock price over the expected term (“volatility”) and the number of options for which vesting requirements will not be completed (“forfeitures”). Changes in the subjective assumptions can materially affect estimates of fair value stock-based compensation, and the related amount recognized on the consolidated statements of operations.  Refer to Note 8 “Stock Option Plans” in the Notes to Consolidated Financial Statements in this report for a more detailed discussion.

INCOME TAXES - Deferred income taxes are recognized for temporary differences between financial statement and income tax basis of assets and liabilities for which income tax or tax benefits are expected to be realized in future years. A valuation allowance is established to reduce deferred tax assets, if it is more likely than not, that all or some portion of such deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date.

RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

Except for rules and interpretive releases of the SEC under authority of federal securities laws and a limited number of grandfathered standards, the FASB Accounting Standards Codification™ (“ASC”) is the sole source of authoritative GAAP literature recognized by the FASB and applicable to the Company.  Management has reviewed the aforementioned rules and releases and believes any effect will not have a material impact on the Company's present or future financial statements.

2. PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
2. PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consist of the following at December 31:

	USEFUL LIVES	2012	2011

Furniture and Fixtures	5 years	$1,205,673	$986,785
Leasehold Improvements	5 years	4,084	8,919
		1,209,757	995,704
Less Accumulated Depreciation		461,523	280,839
		$748,234	$714,865

Depreciation expense for the years ended December 31, 2012 and 2011 was $233,825 and $129,607, respectively.

3. INCOME TAXES	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
3. INCOME TAXES

The provision for income taxes for the years ended December 31, 2012 and 2011 is summarized as follows:

	2012	2011
Current:
Federal	$–	–
State	–	–
	–	–
Deferred:
Federal	–	–
State	–	–
	$–	$–

The Company has federal and state net operating loss carry forwards of approximately $8,403,000, which can be used to reduce future taxable income through 2030. The Company is open for tax years for the years ended 2008 through present.

The tax effects of temporary differences which give rise to deferred tax assets (liabilities) are summarized as follows:

	YEARS ENDED DECEMBER 31,
	2012	2011

Deferred Tax Assets:
Net operating loss carry-forwards	4,445,000	$2,808,000
Stock based compensation	1,940,000	1,276,000
Allowance for doubtful accounts	8.000	8,000
Deferred Tax Assets	6,393,000	4,092,000
Less Valuation Allowance	6,393,000	4,092,000
Net Deferred Tax Asset	$–	$–

 A reconciliation of the federal statutory rate to the Company's effective tax rate is as follows:

	YEARS ENDED DECEMBER 31,
	2012		2011

Federal Statutory Tax Rate	34.00%		34.00%
State Taxes, net of Federal benefit	6.00%		6.00%
Change in Valuation Allowance	(40.00%	)	(40.00%	)
Total Tax Expense	0.00%		0.00%

4. STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
4. STOCKHOLDERS' EQUITY

During fiscal 2006, the Company completed a private placement (the "Offering") through the sale of 15.859 units (each consisting of 60,000 common shares and 30,000 Class C Warrants) at a purchase price of $105,000 per unit for net proceeds of $1,420,937, net of transaction costs of approximately $244,000. Each Class C Warrant has an exercise price of $1.75 per share and expires on June 30, 2009. The Class C Warrants expired on September 30, 2009.

Pursuant to the Offering, the Placement Agent was issued 139,680 shares of the Company's common stock and a warrant to purchase 95,160 shares of common stock at an exercise price of $1.00 per share. The Placement Agent warrants expired on June 29, 2011.

In February 2009, we sold 500,000 shares of our Common Stock at an exercise price of $.50 per share, payable one-half immediately and the balance in March 2009 through the retirement of a $125,000 Note.

On July 14, 2009, the Company entered into a Placement Agent Agreement with Sierra Equity Group LLC, a FINRA registered broker-dealer ("Sierra"), to attempt to raise additional financing through the sale of its Common Stock and Warrants. Between August 21, 2009 and October 15, 2009, the Company closed on gross proceeds of $499,250 and received net cash proceeds of approximately $403,000, after commissions of approximately $50,000, legal expenses of $40,000 and blue sky, escrow and printing expenses of approximately $7,000. The planned use of proceeds is to primarily expand the Company's mobile and interactive divisions. In connection with the offering, the Company entered into a Financial  Advisory  Agreement with  Sierra  pursuant to which Sierra would  receive 300,000 shares  of Common Stock and an additional 10% of the number of shares sold in the offering. The Company issued pursuant to the terms of the offering and the Financial Advisory Agreement an aggregate of 717,253 shares of Common Stock at an average per share price of $.696 per share and 358,627 Warrants exercisable at $1.00 per share to investors in the offering and an aggregate of 371,725 shares and 35,863 Warrants to Sierra.

On December 8, 2009, Ace Marketing & Promotions, Inc. entered into an Introducing Agent Agreement with Legend Securities, Inc., a FINRA registered broker-dealer ("Legend"), to attempt to raise additional financing through the sale of its Common Stock and Warrants. Between December 8, 2009 and March 15, 2010, the Company closed on gross proceeds of $1,025,000 before commissions of $117,000. The planned use of proceeds is to primarily expand the Company's mobile and interactive divisions.  The Company issued pursuant to the terms of the offering an aggregate of 2,050,000 shares of Common Stock at a per share price of $.50 per share and 1,025,000 Warrants exercisable at $1.00 per share to investors in the offering and placement agent warrants to purchase an amount equal to 10% of the number of shares and the number of warrants sold in the offering.

In August 2010, the Company raised $175,000 in gross proceeds from the sale of 437,500 shares and a like number of Warrants expiring in August 2013.  The investor paid $0.40 per Share and received Warrants exercisable at $0.60 per Share.  In November 2010, the Company commenced a plan of financing and raised an additional $800,500 in financing from the sale of 2,934,999 Shares of its restricted Common Stock at $0.30 per Share and Class E Common Stock Purchase Warrants to purchase a like number of Shares, exercisable at $0.30 per Share through August 31, 2013. Subsequent to the completion of the second financing, the Company agreed to adjust the terms of the August 2010 transaction and issue to the August 2010 investor Shares and  Class E Warrants on the same terms as those sold in November - December 2010. Accordingly, an additional 145,833 Shares and a like number of Warrants were issued to the August 2010 investor, with the exercise price of the Warrants being lowered from $0.60 per Share to $0.30 per Share.

In March 2011, the Company commenced a private placement offering. Pursuant to said offering between March 29, 2011 and April 19, 2011, the Company raised $755,000 in gross proceeds from the sale of 2,516,666 shares of common stock and a like number of warrants, exercisable at $.30 per share through August 31, 2013. Exemption is claimed for the sale of securities pursuant to Rule 506 and/or Section 4(2) of the Securities Act of 1933, as amended.

Between May 25, 2011 and June 3, 2011, the Company received gross proceeds of $461,250 from the sale of 1,025,000 shares of Common Stock at a purchase price of $.45 per share. The sale of stock was also accompanied by Warrants expiring on May 31, 2014. Exemption is claimed for the sale of securities pursuant to Rule 506 and/or Section 4(2) of the Securities Act of 1933, as amended.

In July 2011, the Company commenced a private placement offering. Pursuant to said offering between July 14, 2011 and August 1, 2011, the Company raised $975,000 in gross proceeds from the sale of 1,950,000 shares of common stock and a like number of warrants, exercisable at $.60 per share through July 31, 2014.  Of the $975,000, $250,000 was invested by Thomas Arnost who later became a director of the Company in December 2011. Mr. Arnost received 500,000 shares of Common Stock and Warrants to purchase 500,000 shares in the offering. Exemption is claimed for the sale of securities pursuant to Rule 506 and/or Section 4(2) of the Securities Act of 1933, as amended.

On January 30, 2012, the Company’s private placement offering was terminated. Rockwell Global Capital LLC acted as Placement Agent. The Company received gross proceeds of $575,000 from the sale of 958,338 shares of Common Stock at a purchase price of $.60 per share. The private placement offering also included the sale of Warrants to purchase 191,671 shares of Common Stock, exercisable at $.60 per share and expiring on January 18, 2016. The Placement Agent received a $25,000 advisory fee, $51,750 in commissions and warrants to purchase 95,833 shares identical to the warrants sold to investors in the offering. Exemption is claimed for the sale of securities pursuant to Rule 506 and/or Section 4(2) of the Securities Act of 1933, as amended.

The Company is required to file a Registration Statement with the Securities and Exchange Commission (“SEC”) to register the resale of the shares of Common Stock sold in the private placement offering and the resale of the shares of Common Stock issuable upon exercise of the Class AA Warrants (collectively the “Registrable Shares”).  If a Registration Statement covering the Registrable Shares is not filed with the SEC on or before March 15, 2012 or is not declared effective within 120 days of January 30, 2012 (subject to a 60 day extension in the event the SEC is performing a full review of the Registration Statement), the Company shall pay to each investor as liquidated damages, a payment equal to 1.5% of the aggregate amount invested by such investor in the offering, cumulative for every 30 day period until such Registration Statement has been filed or declared effective or a portion thereof, up to a maximum of 15% per annum. The Company, at its sole discretion, elected to pay the liquidated damage payment in Common Stock. As of December 31,2012, the Registration Statement has not been filed and the Company has elected to issue the maximum liquidation damages for a period of one year of an aggregate of 197,860 shares.

In April 2012, the Company received $270,000 from the exercise of Warrants and issued 900,000 shares of its Common Stock.  Between April 1, 2012 and May 15, 2012, the Company sold 470,000 shares of Series 1 Convertible Preferred Stock at $1.00 per share pursuant to an ongoing plan of financing. The Series 1 Preferred Stock has the following rights, preferences and privileges:

·	Automatic Conversion into Common Stock. Each Preferred Share shall automatically convert on March 31, 2013 into shares of the Company’s Common Stock (the “Common Shares”) based on a conversion price of the lower of $.60 per share or an amount equal to 90% of the average closing sales price for the Company’s Common Stock on the OTC Bulletin Board (or Pink Sheets) for the 20 trading days immediately preceding March 31, 2013, with a floor of $.45 per share. The number of shares of Common Stock issuable pursuant to the automatic conversion ranges from a minimum of 366,666 shares to a maximum of 488,888 shares.

·	Optional Conversion into Common Stock. Commencing July 1, 2012, each Preferred Share shall at the option of the holder become convertible into Common Shares based on a conversion price of the lower of $.60 per share or 85% of the average closing sales price for the Company’s Common Stock on the OTC Bulletin Board (or Pink Sheets) for the 20 trading days immediately preceding the Conversion Date, with a floor of $.45 per share. The number of shares of Common Stock issuable pursuant to the optional conversion ranges from a minimum of 366,666 shares to a maximum of 488,888 shares.

·	Conversion Premium. Upon calculation of the number of Common Shares, the Preferred Shareholder is entitled to receive upon conversion of Series 1 Preferred Stock into Common Stock, the investor will receive an additional 8% premium. Accordingly, once the number of Common Shares is determined based upon the automatic conversion or optional conversion formulas set forth above, the investor will have that number of Common Stock multiplied by 1.08 (i.e. 108%) to determine the actual number of Common Shares to be issued upon conversion.

·	Voting. The Preferred Shares shall have no voting rights until converted into Common Shares, except as otherwise required by applicable state law.

·	Dividends. The Preferred Shares shall have no dividend rights until converted into Common Shares, except as otherwise required by applicable state law.

·	Liquidation Preference. The Preferred Shares shall have no liquidation preference and shall be treated the same as a holder of Common Shares.

·	Call Option. The Company may call the Preferred Shares for redemption at a price of $1.08 per share at any time on or after July 1, 2012, subject to the investor’s right of conversion upon no less than 10 days prior written notice of redemption to each Preferred Shareholder, which notice may only be provided to the holders so long as the Company completes a financing or series of financings totaling at least $2 million in gross proceeds (excluding monies raised from the sale of the Series 1 Preferred Stock).

On July 10, 2012, the Company sold 1,347,201 shares of its Common Stock to various investors at $.45 per share subject to certain anti-dilution rights for a period of twenty four months. Due to the Company’s November 2012 offering at $.30 per share as described below, the Company issued an additional 673,598 shares pursuant to the aforementioned anti-dilution rights. The Company received gross proceeds of $606,240 before offering costs. Each investor received Fixed Price Warrants to purchase 50% of the number of shares of Common Stock purchased in the Offering. The Fixed Price Warrants are exercisable at any time from the date of issuance through July 10, 2017 at an exercise price of $.55. Each investor also received a Warrant to purchase 20% of the number of shares that were purchased in the Offering (the “Milestone Warrants”). The Milestone Warrants will automatically be exercised without any additional consideration to be paid in the event the Company reports audited gross revenues of less than $5,000,000 for the period July 1, 2012 through June 30, 2013 unless the volume weighted average price for the Company’s Common Stock exceeds $1.00 per share for a period of at least 30 trading days prior to January 5, 2013. Exemption from registration for the sale of securities is claimed under Rule 506 of Regulation D promulgated pursuant to Section 4(2) of the Securities Act of 1933, as amended.

In November, 2012, the Series 1 preferred stock investors who invested an aggregate of $250,000 in April 2012 at a $1 per share agreed to convert their 250,000 preferred shares into an aggregate of 833,334 common shares and warrants to purchase 416,667 shares, which warrants are identical to the warrants which were sold to the Legend investors described below. The remaining 220,000 shares of outstanding Series 1 Preferred Stock will automatically convert into a maximum of approximately 528,000 shares of restricted Common Stock on March 31, 2013.

In November 2012, the aforementioned Series 1 stock investors, who invested an aggregate of $250,000 in April 2012 together with another Common Stock holder, invested $301,000 at an offering price of $.30 per share and received 1,003,334 shares of Common Stock and Warrants to purchase 501,667 shares, exercisable at $.50 per share through December 15, 2017. Exemption from registration for the sale of securities is claimed under Rule 506 of Regulation D promulgated pursuant to Section 4(2) of the Securities Act of 1933, as amended.

5. SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
5. SHARE-BASED COMPENSATION

WARRANTS - On January 4, 2010, the Company issued 6,000 Warrants to purchase Common Stock to an independent consultant to manage sales relationships.  The services were recorded equal to the value of the shares at the date of grant and an expense of $3,051 is included in the operating expenses for the year ended December 31, 2010.

On August 17, 2010, the Company issued 145,600 Warrants to purchase Common Stock to franchisee owners of a chain store for the purpose of placing proximity marketing units in their business locations.

On January 20, 2011, the Company issued 100,000 shares of restricted Common Stock and Warrants to purchase 200,000 shares of Common Stock for the business development agreement.

In July 2012 and November 2012 the Company issued to consultants five year warrants to purchase 37,250 shares and 125,000 shares respectively, at exercise prices ranging from $.35 per share to $.55 per share.

RESTRICTED STOCK GRANTS - In January 2010, the Company entered into an agreement with a consulting firm to provide services over the next twelve months.  The agreement provides for the issuance of 100,000 restricted Common Stock.

In January 2010, the Company also entered into an agreement with two individuals to provide services over the next twelve months.  The agreement provides for the issuance of 57,500 shares and 52,500 restricted common shares of Common Stock which vest immediately.

In December 2010, the Company entered into an agreement with a consulting firm to provide services to the Corporation.  50,000 shares of stock were granted to the consultant during the fourth quarter of 2010.

On January 20, 2011, the Company issued to an independent contractor 50,000 shares of common stock in exchange for consulting services rendered.

On May 25, 2011, the Company issued 100,000 shares of Common Stock as a consulting fee to an independent contractor assisting the Company structure a stock deal.

On August 17, 2011, the Company issued 65,000 shares of Corporation’s Common Stock to retain the services of two outside representatives for an additional three years.

On August 17, 2011, the Company issued 175,000 shares of the Corporation’s Common Stock in exchange for consulting services rendered.

On September 7, 2011, the Company issued 150,000 shares of restricted Common Stock to an independent contractor for investor relations and public relations.

On December 20, 2011, the Company approved the grant of 200,000 options to purchase Company stock options to an individual who accepted the position on the board of directors.

On December 29, 2011, the Company issued 66,000 restricted Common Stock in exchange for computer consulting services.

During the past three years, the Company has granted under our 2005 Plan certain employees and consultants restricted stock awards for services for the prior year with vesting to occur after the passage of an additional 12 months. These awards totaled 51,000 Shares for 2009, subject to continued services with the Company through December 31, 2009.  These awards totaled 105,000 Shares for 2010 subject to continued services with the Company through December 31, 2010.  These awards totaled 45,000 Shares for 2011 subject to continued services with the Company through December 31, 2012.

All stock options under the Plan are granted at or above the fair market value of the common stock at the grant date. Employee and non-employee stock options generally vest over periods ranging from one to three years and generally expire either five or ten years from the grant date.

The Company's Plan is accounted for, in accordance with the recognition and measurement provisions requires compensation costs related to share-based payment transactions, including employee stock options, to be recognized in the financial statements. In addition, the Company adheres to the guidance set forth within Securities and Exchange Commission which provides the staff's views regarding the interaction between certain SEC rules and regulations and provides interpretations with respect to the valuation of share-based payments for public companies.

The fair value of options at the date of grant was estimated using the Black-Scholes option pricing model.  The expected volatility is based upon historical volatility of the Company's stock and other contributing factors. The expected term is based upon observation of actual time elapsed between date of grant and exercise of options for all employees. Previously such assumptions were determined based on historical data.

In June, 2011, the Company hired an advisor to provide investor awareness and business advisory services at a cost of $10,000 per month and 25,000 shares of restricted stock. For January through June 2012 the Company issued 150,000 shares of common stock for consulting services. Pursuant to an agreement effective June, 2012 the Company agreed to pay the adviser $10,000 per month plus 100,000 shares per quarter. A total of 200,000 shares of common stock were issued for the last six months of 2012. The advisory agreement was terminated in November 2012 and then a new agreement was entered into pursuant to which the adviser received five year warrants to purchase 125,000 shares of common stock exercisable at $.35 per share through November, 2017.

In April 2012 the Company entered into various business advisory agreements pursuant to which a total of 535,000 shares were issued in connection with services rendered. In September 2012, an aggregate of 71,040 shares of common stock were returned to the Company for cancellation to settle a dispute between the Company and certain consultants.

6. STOCK COMPENSATION	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
6. STOCK COMPENSATION

The Company's results for the years ended December 31, 2012 and 2011 include employee share-based compensation expense totaling approximately $252,000 and $118,000 respectively. Such amounts have been included in the Statements of Operations within selling, general and administrative expenses. No income tax benefit has been recognized in the statement of operations for share-based compensation arrangements due to a history of operating losses.

The following table summarizes stock-based compensation expense for the years ended December 31, 2012 and 2011:

	Years Ended December 31,
	2012	2011
Employee stock based compensation-option grants	$238,500	$89,963
Employee stock based compensation-stock grants	13,500	28,500
Non-Employee stock based compensation-option grants	297,011	252,378
Non-Employee stock based compensation-stock grants	881,547	65,454
Non-Employee stock based compensation-stock warrant	50,684	38,264
	$1,481,242	$474,559

7. LOSS PER SHARE	12 Months Ended
Dec. 31, 2012
Net Loss Per Common Share:
7. LOSS PER SHARE

Authoritative guidance requires dual presentation of basic and diluted earnings per share ("EPS") with a reconciliation of the numerator and denominator of the basic EPS computation to the numerator and denominator of the diluted EPS computation. Basic EPS excludes dilution. Diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the earnings of the entity.

8. STOCK OPTION PLANS	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
8. STOCK OPTION PLANS

During Fiscal 2005, the Company established, and the stockholders approved, an Employee Benefit and Consulting Services Compensation Plan (the "2005 Plan") for the granting of up to 2,000,000 non-statutory and incentive stock options and stock awards to directors, officers, consultants and key employees of the Company. On June 9, 2005, the Board of Directors amended the Plan to increase the number of stock options and awards to be granted under the Plan to 4,000,000.  During Fiscal 2009, the Company established a plan of long-term stock-based compensation incentives for selected Eligible Participants of the Company covering 4,000,000 shares. This plan was adopted by the Board of Directors and approved by stockholders in October 2009 and shall be known as the 2009 Employee Benefit and Consulting Services Compensation Plan (the "2009 Plan"). (The 2005 and 2009 Plans are collectively referred to as the “Plans” and the Company has a combined 8,000,000 shares available for issuance under the Plans.)

All stock options under the Plans are granted at or above the fair market value of the common stock at the grant date. Employee and non-employee stock options vest over varying periods and generally expire either 5 or 10 years from the grant date. The fair value of options at the date of grant was estimated using the Black-Scholes option pricing model. For option grants, the Company will take into consideration payments subject to the provisions of ASC 718 "Stock Compensation", previously Revised SFAS No. 123 "Share-Based Payment" ( "SFAS 123 (R)"). The fair values of these restricted stock awards are equal to the market value of the Company's stock on the date of grant, after taking into certain discounts. The expected volatility is based upon historical volatility of our stock and other contributing factors. The expected term is based upon observation of actual time elapsed between date of grant and exercise of options for all employees. Previously, such assumptions were determined based on historical data.

The weighted average assumptions made in calculating the fair values of options granted during the years ended December 31, 2012 and 2011 are as follows:

	Years Ended December 31,
	2012	2011

Expected volatility	303.1%	203.04%
Expected dividend yield	–	–
Risk-free interest rate	1.06%	1.88%
Expected term (in years)	6.65	6.54

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Share	Price	Term	Value

Outstanding, January 1, 2012	3,505,000	$.84	4.85	171,600
Granted	1,120,000	$.54
Exercised	–	–
Cancelled / Expired	(50,000)	$1.00

Outstanding, December 31, 2012	4,575,000	$.76	4.36	27,000

Options exercisable, December 31, 2012	4,575,000	$.76	4.36	–

The weighted-average grant-date fair value of options granted under the Plans during the years ended December 31, 2012 and 2011 was $.54 and $0.43.

The aggregate intrinsic value of options outstanding and options exercisable at December 31, 2012 is calculated as the difference between the exercise price of the underlying options and the market price of the Company's common stock for the shares that had exercise prices, that were lower than the $.60 closing price of the Company's common stock on December 31, 2012.

As of December 31, 2012, the fair value of unamortized compensation cost related to unvested stock option awards was zero. As of December 31, 2011, the fair value of unamortized compensation cost related to unvested stock option awards was approximately $31,200. Unamortized compensation cost as of December 31, 2011 was expected to be recognized over a remaining weighted-average vesting period of 1.25 years.

The weighted average assumptions made in calculating the fair value of warrants granted during the years ended December 31, 2012 and 2011 are as follows:

	Years Ended
	2012	2011

Expected volatility	52.88%	56.83%
Expected dividend yield	–	–
Risk-free interest rate	.3%	1.07%
Expected term (in years)	3.5	3.0

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Share	Price	Term	Value
Outstanding, January 1, 2012	12,570,642	$.48	1.84	1,943,000
Granted	2,648,890	$.57
Exercised	(900,000)	–
Cancelled/Expired		–
Outstanding, December 31, 2012	14,319,532	$.55	1.56	10,000

Warrants exercisable, December 31, 2012	14,319,532	$.55	1.56	–

COMMON SHARES RESERVED

	12-31-2012	12-31-2011

Stock Option Plans	4,575,000	3,365,000
Unclassified warrants	551,600	551,600
Class D Warrants	2,062,377	2,062,377
Class E Warrants	5,851,665	5,851,665
Class F Warrants	325,000	1,225,000
Class G Warrants	900,000	900,000
Class H Warrants	1,980,000	1,980,000
Class AA Warrants	1,730,556	0
Class BB Warrants	918,334	0

9. COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
9. COMMITMENTS AND CONTINGENCIES

LEASE COMMITMENTS –

In February 2012, the Company entered into a lease agreement for new executive office space of approximately 4,200 square feet located at 600 Old Country Road, Suite 541, Garden City, NY 11530.   The lease agreement is for 63 months, commencing April 2012 and expiring June 2017. The annual rent under this office facility for the first year is estimated at $127,000, including electricity, subject to an annual increase of 3%. In the event of a default in which the Company is evicted from the office space, Ace would be responsible to the landlord for an additional payment of rent of $160,000 in the first year of the lease, an additional payment of $106,667 in the second year of the lease and an additional payment of rent of $53,333 in the third year of the lease. Such additional rent would be payable at the discretion of the Company in cash or in Common Stock of the Company.

The Company leases office space under non-cancelable operating leases in Farmingville, NY expiring in November 2013. The Company is obligated for the payment of real estate taxes under these leases. The Company is also currently leasing additional office space on a month-to-month basis. Minimum future rentals under non-cancelable lease commitments are as follows:

YEARS ENDING DECEMBER 31,
2013	$131,000
2014	120,000
2015	135,000
2016	139,000
2017 and thereafter	36,000
$561,000

Rent and real estate tax expense was approximately $736,700 and $337,500 for the years December 31, 2012 and 2011, respectively.

EMPLOYMENT CONTRACTS - On March 1, 2005, the Company entered into employment contracts with two of its officers. The employment agreements provide for minimum annual salaries plus bonuses equal to 5% of pre-tax earnings (as defined) and other perquisites commonly found in such agreements. In addition, pursuant to the employment contracts, the Company granted the officers options to purchase up to an aggregate of 400,000 shares of common stock.

On April 7, 2010, the Board of Directors approved a five-year extension of the employment contract of Dean L. Julia and Michael D. Trepeta to expire on March 1, 2015.  The Board approved the continuation of each officer’s current salary and scheduled salary increases which will next occur on March 1, 2011.  The Board also approved a signing bonus of stock options to purchase 200,000 shares granted to each officer which is fully vested at the date of grant and exercisable at $.50 per share through April 7, 2020; ten-year stock options to purchase 100,000 shares of Common Stock to be granted to each officer at fair market value on each anniversary date of the contract and extension thereof commencing March 1, 2011; and termination pay of one year base salary based upon the scheduled annual salary of each executive officer for the next contract year plus the amount of bonuses paid or entitled to be paid to the executive for the current fiscal year or the preceding fiscal year, whichever is higher.  In the event of termination, the executives will continue to receive all benefits included in the employment agreement through the scheduled expiration date of said employment agreement prior to the acceleration of the termination date thereof.

On August 22, 2007, the Company approved a three year extension of the employment contracts with two of its officers expiring on February 28, 2011. The employment agreements provide for minimum annual salaries with scheduled increases per annum to occur on every anniversary date of the contract and extension commencing on March 1, 2008. A signing bonus of options to purchase 150,000 shares granted to each executive were fully vested at the date of the grant and exercisable at $1.20 per share through August 22, 2017. Ten year options to purchase 50,000 shares of common stock are to be granted at fair market value on each anniversary date of the contract and extension commencing March 1, 2008. Termination pay of one year base salary based upon the scheduled annual salary of each executive officer for the next contract year, plus the amount of bonuses paid (or entitle to be paid) to the executive for the current fiscal year of the preceding fiscal year, whichever is higher. On April 7, 2010, the Board of Directors approved a five-year extension of the employment contracts of Dean L. Julia and Michael D. Trepeta to expire on March 1, 2015. The Board approved the continuation of each officer's current annual salary and scheduled salary increases. The Board also approved a signing bonus of stock options to purchase 200,000 shares granted to each officer which is fully vested at the date of grant and exercisable at $.50 per share through April 7, 2020; ten-year stock options to purchase 100,000 shares of Common Stock to be granted to each officer at fair market value on each anniversary date of the contract and extension thereof commencing March 1, 2011.

In July 2012, the Company approved and in January 2013 the Company implemented amending the employment agreements of Messrs. Julia and M. Trepeta to expire on February 28, 2017, subject to an automatic one year renewal on March 1, 2013 and on each March 1st thereafter, unless the Employment Agreement is terminated in accordance with its terms on or before December 30th of the prior calendar year. In the event of termination without cause, the executives will continue to receive all salary and benefits included in the employment agreement through the scheduled expiration date of said employment agreement prior to the acceleration of the termination date thereof, plus one year termination pay as per the employment amendment of April 2010.

TRANSACTIONS WITH MAJOR CUSTOMERS - The Company sells its products to a geographically diverse group of customers, performs ongoing credit evaluations of its customers and generally does not require collateral. During the year ended December 31, 2012 a customer accounted for approximately 5% of net revenues and for the year ended December 31, 2011 a customer accounted for approximately 7 % of net revenues.  The Company holds on hand certain items that are ordered on a regular basis.

10. SUPPLEMENTARY INFORMATION - STATEMENT OF CASH FLOWS	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
10. SUPPLEMENTARY INFORMATION - STATEMENT OF CASH FLOWS
	YEARS ENDED DECEMBER 31,
	2012	2011

Interest	$62,689	$2,177

Income Taxes	$–	$–

11. SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
11. SEGMENT INFORMATION

Reportable operating segment is determined based on Ace Marketing & Promotion Inc.’s management approach. The management approach, as defined by accounting standards which have been codified into FASB ASC 280, “Segment Reporting,” is based on the way that the chief operating decision-maker organizes the segments within an enterprise for making decisions about resources to be allocated and assessing their performance. Our chief operating decision-maker is our Chief Executive Officer and Chief Financial Officer.

While our results of operations are primarily reviewed on a consolidated basis, the chief operating decision-maker also manages the enterprise in two operating segments: (i) Branding & Branded Merchandise (ii) Mobil Marketing

Corporate management defines and reviews segment profitability based on the same allocation methodology as presented in the segment data tables below:

	Ace Marketing & Promotions, Inc.	Mobiquity Networks Inc.	Total
Net sales	$2,821,782	68,870	$2,890,652
Operating (loss)	(2,139,569)	(1,573,341)	(3,712,910)
Interest income	436	–	436
Interest (expense)	(62,689)	–	(62,689)
Beneficial Conversion Feature	(120,254)	–	(120,254)
Loss on abandonment of fixed assets	(4,819)	–	(4,819)
Depreciation and amortization	(51,006)	(182,819)	(233,825)
Net Loss	(2,377,901)	(1,756,160)	(4,134,061)
Total assets at December 31, 2012	1,265,793	580,377	1,846,170

All intersegment sales and expenses have been eliminated from the table above.

12. COMMITTED EQUITY FACILITY AGREEMENT/REGISTRATION RIGHTS AGREEMENT	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
12. COMMITTED EQUITY FACILITY AGREEMENT/REGISTRATION RIGHTS AGREEMENT

On June 12, 2012, Ace Marketing & Promotions, Inc. (the “Company”) finalized a committed equity facility (the “Equity Facility”) with TCA Global Credit Master Fund, LP, a Cayman Islands limited partnership (“TCA”), whereby the parties entered into as of May 31, 2012 (i) a committed equity facility agreement (the “Equity Agreement”) and (ii) a registration rights agreement (the “Registration Rights Agreement”).

Committed Equity Facility Agreement

On June 12, 2012, the Company finalized an Equity Agreement with TCA. Pursuant to the terms of the Equity Agreement, for a period of twenty-four months commencing on the effective date of the Registration Statement (as defined herein), TCA shall commit to purchase up to $2,000,000 of the Company’s common stock (the “Shares”), pursuant to Advances (as defined below), covering the Registrable Securities (as defined below). The purchase price of the Shares under the Equity Agreement is equal to ninety-five percent (95%) of the lowest daily volume weighted average price of the Company’s common stock during the five (5) consecutive trading days after the Company delivers to TCA an Advance notice in writing requiring TCA to advance funds (an “Advance”) to the Company, subject to the terms of the Equity Agreement.

The “Registrable Securities” include (i) the Shares; and (ii) any securities issued or issuable with respect to the Shares by way of exchange, stock dividend or stock split or in connection with a combination of shares, recapitalization, merger, consolidation or other reorganization or otherwise.

As further consideration for TCA entering into and structuring the Equity Facility, the Company shall pay to TCA a fee by issuing to TCA that number of shares of the Company’s common stock that equal a dollar amount of one hundred thousand dollars

($100,000) (the “Facility Fee Shares”). It is the intention of the Company and TCA that the value of the Facility Fee Shares shall equal $100,000. In the event the value of the Facility Fee Shares issued to TCA does not equal $100,000 after a ninth month evaluation date, the Equity Agreement provides for an adjustment provision allowing for necessary action to adjust the number of shares issued. In June 2012, the Company issued 196,078 shares of common stock as the initial Facility Fee Shares.

13. CONVERTIBLE PROMISSORY NOTE	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
13. CONVERTIBLE PROMISSORY NOTE

Registration Rights Agreement

On June 12, 2012, the Company finalized the Registration Rights Agreement with TCA. Pursuant to the terms of the Registration Rights Agreement, the Company is obligated to file a registration statement (the “Registration Statement”) with the U.S. Securities and Exchange Commission (the “SEC’) to cover the Registrable Securities. The Company must use its commercially reasonable efforts to cause the Registration Statement to be declared effective by the SEC. To date, no Registration Statement has been filed by the Company.

On June 12, 2012, the Company closed on a security agreement dated as of May 31, 2012 (the “Security Agreement”) with TCA related to a $350,000 convertible promissory note issued by the Company in favor of TCA (the “Convertible Note”), which Convertible Note was funded by TCA on June 12, 2012. The maturity date of the Convertible Note is December 2013, and the Convertible Note bears interest at a rate of twelve percent (12%) per annum. The Convertible Note is convertible into shares of the Company’s common stock at a price equal to ninety-five percent (95%) of the average of the lowest daily volume weighted average price of the Company’s common stock during the five (5) trading days immediately prior to the date of conversion. The Convertible Note may be prepaid in whole or in part at the Company’s option without penalty. The Security Agreement grants to TCA a continuing, first priority security interest in all of the Company’s assets, wheresoever located and whether now existing or hereafter arising or acquired. The Company’s wholly-owned subsidiary, Mobiquity Networks, Inc., also entered into a similar Security Agreement and Guaranty Agreement.

14. SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
14. SUBSEQUENT EVENTS

(a)	In January 2013, the board of directors approved, subject to stock holder approval of a change in corporate name to “Applied Marketing Technologies, Inc.”

(b)	On November 27, 2012, the Company engaged Legend Securities, Inc. to act a Placement Agent in connection with a private placement offering, which offering was completed in January 2013. The Company received gross proceeds of $950,000 from the completion of said offering, including $100,000 and $50,000 from directors of the Company, Thomas Arnost and Sean Trepeta. In connection with this offering, the Company issued to Legend’s investors a total of approximately 3,166,670 shares of common stock. For every two shares invested, each investor received a warrant to purchase one share of common stock, exercisable at $.50 per share through December, 15, 2017. In addition to cash compensation, Legend received warrants to purchase 15% of the number of shares sold in the offering. The Placement Agent warrants are identical to the warrants sold to investors in the offering. After the aforementioned offering, a current stockholder of the Company invested a total of $60,000 into the Company and in February 2013, another current stockholder of the Company invested $160,000 into the Company. In both cases, the current stockholders received the same terms as those offered to the Legend Securities investors. As a result of these offerings completed in January/February 2013, the Company received gross proceeds of $1,170,000 to improve its financial condition and for use as general working capital with an emphasis on its Proximity Marketing business. Exemption from registration for the sale of securities is claimed under Rule 506 of Regulation D promulgated pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(c)	The Company, through its wholly-owned subsidiary, Mobiquity Networks, operates the largest mall-based proximity marketing network in the United States covering 75 malls and a potential audience of approximately 95 million consumers. The Company has been licensing the U.S. rights to its proximity marketing units from FuturLink, SA, a pioneer in the field of location-based mobile marketing and purchasing its inventory directly from FuturLink. These proximity marketing units were developed by FuturLink with innovative platforms utilizing Bluetooth, Wi-Fi, QR (Quick Response codes) and NFC (Near Field Communications) to create, manage and deploy mobile marketing campaigns. On March 7, 2013, the Company acquired the assets of FuturLink in exchange for an undisclosed amount of cash, which cash was paid from the Company’s current working capital. These assets include, without limitation, the FuturLink technology (patents and source codes), trademark(s) and access point (proximity marketing) component parts.

As the technology owner, the Company realized immediate cost savings and will leverage the hardware and software included in its purchase to expand its mall-based footprint in the United States. The acquisition of FuturLink’s technology and corresponding patents provides the Company with vertical integration and provides it with flexibility and autonomy. By owning the technology, the Company has the ability to do the following:

·	Increase download speed for both Bluetooth and Wi–Fi,

·	Add customer dashboard for real-time reporting of campaign statistics,

·	Implementation of a rewards program to increase download loyalty,

·	Ability to deliver apps directly via Bluetooth and Wi-Fi

·	Reduce cost of proximity marketing units by approximately 60-70% and

·	Eliminate the payment of licensing fees to FuturLink of approximately $175,000 per annum.

It is the Company’s intention to continue its established relationship with Blue Bite, to maintain the proximity marketing network and to enhance the FuturLink platform capabilities through the integration of additional mobile solutions.

The acquisition of assets of FuturLink’s assets did not result in the acquisition of a significant subsidiary as defined under Article 1(w) of Regulation S-X.

(d)	In March 2013, TCA notified Ace that the facility fee of $100,000 needed to be paid in additional shares or cash. In this respect, the 196,078 shares of Common Stock previously advance by the Company to TCA toward the facility fee were sold by TCA and it realized net proceeds of approximately $48,000. In March 2013, the Company elected to pay the remaining facility fee in cash.

The Company has evaluated all subsequent events through the filing date of this form 10-K for appropriate accounting and disclosures.

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
Summary Of Significant Accounting Policies Policies
NATURE OF OPERATIONS

NATURE OF OPERATIONS - Ace Marketing & Promotions, Inc. (the "Company") is a full service advertising specialties and promotional products company that distributes items typically with logos to large corporations, schools and universities, financial institutions and not-for-profit organizations. Specific categories of promotional products include advertising specialties, business gifts, incentives and awards, and premiums.

In Fiscal 2008, the Company became an authorized distributor, provider and reseller of mobile advertising solutions. To date, the Company has not generated any significant revenue from this segment.

PRINCIPLES OF CONSOLIDATION

PRINCIPLES OF CONSOLIDATION - The accompanying consolidated financial statements include the accounts of Ace Marketing & Promotions, Inc. and its wholly owned subsidiary, Mobiquity Networks, Inc.  All intercompany accounts and transactions have been eliminated in consolidation.

REVENUE RECOGNITION

REVENUE RECOGNITION - Revenue is recognized when title and risk of loss transfers to the customer and the earnings process is complete. In general, title passes to our customers upon the customer's receipt of the merchandise. Revenue is recognized on a gross basis since the Company has the risks and rewards of ownership, latitude in selection of vendors and pricing, and bears all credit risk. Advance payments made by customers are included in customer deposits.

The Company records all shipping and handling fees billed to customers as revenues and related costs as cost of goods sold, when incurred.

Additional source of revenue, derived from emails/texts directly to consumers are recognized under contractual arrangements. Revenue from this advertising method is recognized at the time of service provided.

ALLOWANCE FOR DOUBTFUL ACCOUNTS

ALLOWANCE FOR DOUBTFUL ACCOUNTS - Management must make estimates of the uncollectability of accounts receivable. Management specifically analyzes accounts receivable and analyzes historical bad debts, customer concentrations, customer credit-worthiness, current economic trends and changes in customer payment terms when evaluating the adequacy of the allowance for doubtful accounts.

PROPERTY AND EQUIPMENT

PROPERTY AND EQUIPMENT - Property and equipment are stated at cost. Depreciation is provided using the straight-line method over the estimated useful lives of the related assets. Leasehold improvements are being amortized using the straight-line method over the estimated useful lives of the related assets or the remaining term of the lease. The costs of additions and improvements, which substantially extend the useful life of a particular asset, are capitalized. Repair and maintenance costs are charged to expense. When assets are sold or otherwise disposed of, the cost and related accumulated depreciation are removed from the account and the gain or loss on disposition is reflected in operating income.

CONCENTRATION OF CREDIT RISK

CONCENTRATION OF CREDIT RISK - Financial instruments, which potentially subject the Company to concentrations of credit risk, consist principally of trade receivables and cash and cash equivalents.

Concentration of credit risk with respect to trade receivables is generally diversified due to the large number of entities comprising the Company's customer base and their dispersion across geographic areas principally within the United States. The Company routinely addresses the financial strength of its customers and, as a consequence, believes that its receivable credit risk exposure is limited.

The Company places its temporary cash investments with high credit quality financial institutions. At times, the Company maintains bank account balances, which exceed FDIC limits. The Company has not experienced any losses in such accounts and believes that it is not exposed to any significant credit risk on cash. Management does not believe significant credit risk exists at December 31, 2012 and 2011.

CASH AND CASH EQUIVALENTS	CASH AND CASH EQUIVALENTS - The Company considers all highly liquid debt instruments with a maturity of three months or less, as well as bank money market accounts, to be cash equivalents.
ESTIMATES

ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NET INCOME PER SHARE

NET INCOME PER SHARE - Basic net income per share is computed by dividing income available to common shareholders by the weighted-average number of common shares outstanding. Diluted earnings per share reflect, in periods in which they have a dilutive effect, the impact of common shares issuable upon exercise of stock options. The number of common shares potentially issuable upon the exercise of certain options and warrants that were excluded from the diluted loss per common share calculation was approximately 18,895,000 and 16,100,000 because they are anti-dilutive, as a result of a net loss for the years ended December 31, 2012 and 2011, respectively.

Fair Value of Financial Instruments

Effective January 1, 2008, the Company adopted FASB ASC 820, “Fair Value Measurements and Disclosures” (“ASC 820”), for assets and liabilities measured at fair value on a recurring basis. ASC 820 establishes a common definition for fair value to be applied to existing generally accepted accounting principles that require the use of fair value measurements, and establishes a framework for measuring fair value and expands disclosure about such fair value measurements. The adoption of ASC 820 did not have an impact on the Company’s financial position or operating results, but did expand certain disclosures.

ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Additionally, ASC 820 requires the use of valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. These inputs are prioritized below:

Level 1:	Observable inputs such as quoted market prices in active markets for identical assets or liabilities
Level 2:	Observable market-based inputs or unobservable inputs that are corroborated by market data
Level 3:	Unobservable inputs for which there is little or no market data, which require the use of the reporting entity’s own assumptions.

Cash and cash equivalents include money market securities that are considered to be highly liquid and easily tradable as of December 31, 2012 and 2011. These securities are valued using inputs observable in active markets for identical securities and are therefore classified as Level 1 within our fair value hierarchy.

The carrying amounts of financial instruments, including cash, accounts receivable, accounts payable and accrued liabilities, and promissory note, approximated fair value as of December 31, 2012 and 2011 , because of the relatively short-term maturity of these instruments and their market interest rates.

ADVERTISING COSTS	ADVERTISING COSTS - Advertising costs are expensed as incurred. For the years ended December 31, 2011 and 2012 there were no expenses for 2011, in 2012 costs were $1,404.
ACCOUNTING FOR STOCK BASED COMPENSATION

ACCOUNTING FOR STOCK BASED COMPENSATION. Stock based compensation cost is measured at the grant date fair value of the award and is recognized as expense over the requisite service period.  The Company uses the Black-Sholes option-pricing model to determine fair value of the awards, which involves certain subjective assumptions.  These assumptions include estimating the length of time employees will retain their vested stock options before exercising them (“expected term”), the estimated volatility of the Company’s common stock price over the expected term (“volatility”) and the number of options for which vesting requirements will not be completed (“forfeitures”). Changes in the subjective assumptions can materially affect estimates of fair value stock-based compensation, and the related amount recognized on the consolidated statements of operations.  Refer to Note 8 “Stock Option Plans” in the Notes to Consolidated Financial Statements in this report for a more detailed discussion.

INCOME TAXES

INCOME TAXES - Deferred income taxes are recognized for temporary differences between financial statement and income tax basis of assets and liabilities for which income tax or tax benefits are expected to be realized in future years. A valuation allowance is established to reduce deferred tax assets, if it is more likely than not, that all or some portion of such deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date.

RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

Except for rules and interpretive releases of the SEC under authority of federal securities laws and a limited number of grandfathered standards, the FASB Accounting Standards Codification™ (“ASC”) is the sole source of authoritative GAAP literature recognized by the FASB and applicable to the Company.  Management has reviewed the aforementioned rules and releases and believes any effect will not have a material impact on the Company's present or future financial statements.

2. PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2012
Property And Equipment Net Tables
Schedule of property and equipment
	USEFUL LIVES	2012	2011

Furniture and Fixtures	5 years	$1,205,673	$986,785
Leasehold Improvements	5 years	4,084	8,919
		1,209,757	995,704
Less Accumulated Depreciation		461,523	280,839
		$748,234	$714,865

3. INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes Tables
Schedule of provision for income taxes
	2012	2011
Current:
Federal	$–	–
State	–	–
	–	–
Deferred:
Federal	–	–
State	–	–
	$–	$–

Schedule of deferred tax assets and liabilities
	YEARS ENDED DECEMBER 31,
	2012	2011

Deferred Tax Assets:
Net operating loss carry-forwards	4,445,000	$2,808,000
Stock based compensation	1,940,000	1,276,000
Allowance for doubtful accounts	8.000	8,000
Deferred Tax Assets	6,393,000	4,092,000
Less Valuation Allowance	6,393,000	4,092,000
Net Deferred Tax Asset	$–	$–

Schedule of federal statutory rate
	YEARS ENDED DECEMBER 31,
	2012		2011

Federal Statutory Tax Rate	34.00%		34.00%
State Taxes, net of Federal benefit	6.00%		6.00%
Change in Valuation Allowance	(40.00%	)	(40.00%	)
Total Tax Expense	0.00%		0.00%

6. STOCK COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2012
Stock Compensation Tables
Schedule of stock based compensation expense
	Years Ended December 31,
	2012	2011
Employee stock based compensation-option grants	$238,500	$89,963
Employee stock based compensation-stock grants	13,500	28,500
Non-Employee stock based compensation-option grants	297,011	252,378
Non-Employee stock based compensation-stock grants	881,547	65,454
Non-Employee stock based compensation-stock warrant	50,684	38,264
	$1,481,242	$474,559

8. STOCK OPTION PLANS (Tables)	12 Months Ended
Dec. 31, 2012
Stock Option Plans Tables
Schedule of weighted average assumptions made in calculating the fair value of options

	Years Ended December 31,
	2012	2011

Expected volatility	303.1%	203.04%
Expected dividend yield	–	–
Risk-free interest rate	1.06%	1.88%
Expected term (in years)	6.65	6.54

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Share	Price	Term	Value

Outstanding, January 1, 2012	3,505,000	$.84	4.85	171,600
Granted	1,120,000	$.54
Exercised	–	–
Cancelled / Expired	(50,000)	$1.00

Outstanding, December 31, 2012	4,575,000	$.76	4.36	27,000

Options exercisable, December 31, 2012	4,575,000	$.76	4.36	–

Schedule of weighted average assumptions made in calculating the fair value of warrants

	Years Ended
	2012	2011

Expected volatility	52.88%	56.83%
Expected dividend yield	–	–
Risk-free interest rate	.3%	1.07%
Expected term (in years)	3.5	3.0

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Share	Price	Term	Value
Outstanding, January 1, 2012	12,570,642	$.48	1.84	1,943,000
Granted	2,648,890	$.57
Exercised	(900,000)	–
Cancelled/Expired		–
Outstanding, December 31, 2012	14,319,532	$.55	1.56	10,000

Warrants exercisable, December 31, 2012	14,319,532	$.55	1.56	–

COMMON SHARES RESERVED

	12-31-2012	12-31-2011

Stock Option Plans	4,575,000	3,365,000
Unclassified Warrants	551,600	551,600
Class D Warrants	2,062,377	2,062,377
Class E Warrants	5,851,665	5,851,665
Class F Warrants	325,000	1,225,000
Class G Warrants	900,000	900,000
Class H Warrants	1,980,000	1,980,000
Class AA Warrants	1,730,556	0
Class BB Warrants	918,334	0

9. COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies Tables
Schedule of minimum rental payments
YEARS ENDING DECEMBER 31,
2013	$131,000
2014	120,000
2015	135,000
2016	139,000
2017 and thereafter	36,000
$561,000

10. SUPPLEMENTARY INFORMATION - STATEMENT OF CASH FLOWS (Tables)	12 Months Ended
Dec. 31, 2012
Supplementary Information - Statement Of Cash Flows Tables
Schedule of cash paid during the year
	YEARS ENDED DECEMBER 31,
	2012	2011

Interest	$62,689	$2,177

Income Taxes	$–	$–

11. SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
Segment Information Tables
Schedule of segment information
	Ace Marketing & Promotions, Inc.	Mobiquity Networks Inc.	Total
Net sales	$2,821,782	68,870	$2,890,652
Operating (loss)	(2,139,569)	(1,573,341)	(3,712,910)
Interest income	436	–	436
Interest (expense)	(62,689)	–	(62,689)
Beneficial Conversion Feature	(120,254)	–	(120,254)
Loss on abandonment of fixed assets	(4,819)	–	(4,819)
Depreciation and amortization	(51,006)	(182,819)	(233,825)
Net Loss	(2,377,901)	(1,756,160)	(4,134,061)
Total assets at December 31, 2012	1,265,793	580,377	1,846,170

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary Of Significant Accounting Policies Details Narrative
Options and warrants excluded from diluted loss per share calculation	18,895,000	16,100,000
Advertising costs	$ 1,404

2. PROPERTY AND EQUIPMENT, NET (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Property And Equipment Net Details
Furniture and Fixtures (Useful life 5 years)	$ 1,205,673	$ 986,785
Leasehold Improvements (Useful life 5 years)	4,084	8,919
Property and Equipment, Gross	1,209,757	995,704
Less Accumulated Depreciation	461,523	280,839
Property and Equipment, Net	$ 748,234	$ 714,865

2. PROPERTY AND EQUIPMENT, NET (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Property And Equipment Net Details Narrative
Depreciation Expense	$ 233,825	$ 129,607

3. INCOME TAXES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Current:
Federal
State
Total Current
Deferred:
Federal
State
Total Deferred

3. INCOME TAXES (Details 1) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred Tax Assets:
Net operating loss carry-forwards	$ 4,445,000	$ 2,808,000
Stock based compensation	1,940,000	1,276,000
Allowance for doubtful accounts	8,000	8,000
Deferred Tax Assets	6,393,000	4,092,000
Less Valuation Allowance	6,393,000	4,092,000
Net Deferred Tax Asset

3. INCOME TAXES (Details 2)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Taxes Details 2
Federal Statutory Tax Rate	34.00%	34.00%
State Taxes, net of Federal benefit	6.00%	6.00%
Change in Valuation Allowance	(40.00%)	(40.00%)
Total Tax Expense	0.00%	0.00%

3. INCOME TAXES (Details Narrative) (USD $)	Dec. 31, 2012
Income Taxes Details Narrative
State net operating loss carryforwards	$ 8,403,000

4. STOCKHOLDERS' EQUITY (Details Narrative) (USD $)	12 Months Ended
Dec. 31, 2012
Stockholders Equity Details Narrative
Proceeds from private placement	$ 575,000
Proceeds from private placement, shares	958,338
Placement agent fees	25,000
Placement agent commission	51,750
Placement agent warrants received	95,833
Proceeds from exercise of warrants	270,000
Common stock issued upon exercise of warrants	900,000
Common stock sold to various investors, shares	1,347,201
Common stock sold to various investors, amount	$ 606,240

5. SHARE-BASED COMPENSATION (Details Narrative)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Warrant
Warrants issued, shares	162,250	100,000
Restricted Stock Grants
Stock issued for services, shares	535,000	547,000
Options issued in exchange for services, shares		200,000
Stock cancelled to settle dispute, shares	71,040

6. STOCK COMPENSATION (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Stock Compensation Details
Employee stock based compensation-option grants	$ 238,500	$ 89,963
Employee stock based compensation-stock grants	13,500	28,500
Non-Employee stock based compensation-option grants	297,011	252,378
Non-Employee stock based compensation-stock grants	881,547	65,454
Non-Employee stock based compensation-stock warrant	50,684	38,264
Total stock-based compensation expense	$ 1,481,242	$ 474,559

6. STOCK COMPENSATION (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Stock Compensation Details Narrative
Share based compensation expense	$ 252,000	$ 118,000

8. STOCK OPTION PLANS (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Options Granted
Expected volatility	303.10%	203.04%
Risk-free interest rate	1.06%	1.88%
Expected term (in years)	6 years 7 months 25 days	6 years 6 months 15 days
Warrants Granted
Expected volatility	52.88%	56.83%
Risk-free interest rate	0.30%	1.07%
Expected term (in years)	3 years 6 months	3 years

8. STOCK OPTION PLANS (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Weighted Average Exercise Price
Weighted average exercise price - shares granted	$ 0.54	$ 0.43
Employee Stock Option
Shares
Shares outstanding - beginning	3,505,000
Shares granted	1,120,000
Shares cancelled and expired	(50,000)
Shares outstanding - ending	4,575,000
Shares exercisable	4,575,000
Weighted Average Exercise Price
Weighted average exercise price - beginning	$ 0.84
Weighted average exercise price - shares granted	$ 0.54
Weighted average exercise price - ending	$ 0.76
Weighted average exercise price - exercisable	$ 0.76
Weighted Average Remaining Contractural Term
Weighted average contractural term - beginning	4 years 10 months 6 days
Weighted average contractural term - ending	4 years 4 months 4 days
Weighted average contractural term - exercisable	4 years 4 months 4 days
Aggregate Intrinsic Value
Aggregate intrinsic value - beginning	$ 171,600
Aggregate intrinsic value - ending	27,000
Warrant
Shares
Shares outstanding - beginning	12,570,642
Shares granted	2,648,890
Shares exercised	(900,000)
Shares outstanding - ending	14,319,532
Shares exercisable	14,319,532
Weighted Average Exercise Price
Weighted average exercise price - beginning	$ 0.48
Weighted average exercise price - shares granted	$ 0.57
Weighted average exercise price - ending	$ 0.55
Weighted average exercise price - exercisable	$ 0.55
Weighted Average Remaining Contractural Term
Weighted average contractural term - beginning	1 year 10 months 2 days
Weighted average contractural term - ending	1 year 6 months 9 days
Weighted average contractural term - exercisable	1 year 6 months 9 days
Aggregate Intrinsic Value
Aggregate intrinsic value - beginning	1,943,000
Aggregate intrinsic value - ending	$ 10,000

8. STOCK OPTION PLANS (Details 2)	Dec. 31, 2012	Dec. 31, 2011
Stock Option Plan
Common shares reserved	4,575,000	3,365,000
Unclassified Warrants
Common shares reserved	551,600	551,600
Class D Warrants
Common shares reserved	2,062,377	2,062,377
Class E Warrants
Common shares reserved	5,851,665	5,851,665
Class F Warrants
Common shares reserved	325,000	1,225,000
Class G Warrants
Common shares reserved	900,000	900,000
Class H Warrants
Common shares reserved	1,980,000	1,980,000
Class AA Warrants
Common shares reserved	1,730,556	0
Class BB Warrants
Common shares reserved	918,334	0

8. STOCK OPTION PLANS (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Stock Option Plans Details Narrative
Weighted average grant date fair value of options	$ 0.54	$ 0.43
Unamortized compensation cost relatd to stock option awards		$ 31,200

9. COMMITMENTS AND CONTINGENCIES (Details) (USD $)	Dec. 31, 2012
Commitments And Contingencies Details
2013	$ 131,000
2014	120,000
2015	135,000
2016	139,000
2017 and thereafter	36,000
Total	$ 561,000

9. COMMITMENTS AND CONTINGENCIES (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Commitments And Contingencies Details Narrative
Rent and real estate tax expense	$ 736,700	$ 337,500

10. SUPPLEMENTARY INFORMATION - STATEMENT OF CASH FLOWS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Supplementary Information - Statement Of Cash Flows Details
Interest	$ 62,689	$ 2,177
Income Taxes

11. SEGMENT INFORMATION (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Net sales	$ 2,890,652	$ 3,243,318
Operating (loss)	(3,712,910)
Interest income	436	633
Interest (expense)	(62,689)	(2,177)
Beneficial Conversion Feature	(120,254)
Loss on abandonment of fixed assets	(4,819)
Depreciation and amortization	(233,825)
Net Loss	(4,134,061)	(2,209,508)
Total assets at December 31, 2012	1,846,170	2,205,738
Ace Marketing And Promotions Inc [Member]
Net sales	2,821,782
Operating (loss)	(2,139,569)
Interest income	436
Interest (expense)	(62,689)
Beneficial Conversion Feature	(120,254)
Loss on abandonment of fixed assets	(4,819)
Depreciation and amortization	(51,006)
Net Loss	(2,377,901)
Total assets at December 31, 2012	1,265,793
Mobiquity Networks Inc
Net sales	68,870
Operating (loss)	(1,573,341)
Interest income
Interest (expense)
Beneficial Conversion Feature
Loss on abandonment of fixed assets
Depreciation and amortization	(182,819)
Net Loss	(1,756,160)
Mobiquity Networks Inc [Member]
Total assets at December 31, 2012	$ 580,377